Share Based Payments (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	May 06, 2021	Oct. 02, 2017	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based Payments (Details) [Line Items]
Cumulative share percentage		2.00%
Estimated fair value (in Brazil Real per share)	R$ 25.23
Accumulated expenses			R$ 6,958
Constitution of legal reserve			(4,685)
AGRO [Member]
Share Based Payments (Details) [Line Items]
Estimated fair value (in Brazil Real per share)	R$ 30.18
ILPA Plan [Member]
Share Based Payments (Details) [Line Items]
Accumulated expenses			R$ 11,643